INVESTMENT IN MARKETABLE EQUITY SECURITIES (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Investment In Marketable Equity Securities
Balance, beginning of year		$ 68
Unrealized (loss) gain on investment		78
Balance, end of year		$ 146